Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Profit for the year	R$ 8,462,059	R$ 9,579,563	R$ 3,523,531
Statutory reserve	423,103	478,978	176,177
[custom:MinimumMandatoryDividend]	2,009,739	2,275,146	836,839
[custom:IrrfWoInterestOnEquity]	371,823	274,668	147,689
[custom:InvestmentReserves]	R$ 5,657,394	R$ 6,550,771	R$ 2,362,826